CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT GLOBAL EQUITY FUND

CALVERT GLOBAL SMALL-CAP EQUITY FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

(collectively, the “Funds”)

Supplement to Statutory Prospectus and Statement of Additional Information (“SAI”)
dated February 1, 2024

1.	The following replaces “Portfolio Managers” under “Fund Summaries – Calvert Emerging Markets Advancement Fund”:

Portfolio Managers

Federico Sequeda, CFA, Executive Director and Vice President, Fixed Income organization, Emerging Markets Debt team, has managed the Fund since April 11, 2024.

Sahil Tandon, CFA, Managing Director and Vice President, Fixed Income organization, Emerging Markets Debt team, has managed the Fund since April 11, 2024.

Steven Vanne, CFA, FRM, Executive Director and Vice President, Fixed Income organization, Emerging Markets Debt team, has managed the Fund since March 2023.

2.	The following replaces the second paragraph under “Emerging Markets Advancement Fund” in “Management and Organization” in the Funds’ statutory prospectus:

Emerging Markets Advancement Fund. The Fund is managed by Federico Sequeda (since April 11, 2024), Sahil Tandon (since April 11, 2024) and Steven Vanne (since March 2023). Messrs. Sequeda and Vanne are Executive Directors of Morgan Stanley and Vice Presidents of CRM, and have been employees of the Eaton Vance organization for more than five years. Mr. Tandon is a Managing Director of Morgan Stanley and a Vice President of EVAIL and has been an employee of the Eaton Vance organization for more than five years. Messrs. Sequeda, Tandon and Vanne currently manage other funds and portfolios.

3.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Vivek Bhutoria, CFA
Registered Investment Companies(1)	1	$2,152.9	0	$0
Other Pooled Investment Vehicles	2	$3,926.3	0	$0
Other Accounts	0	$0	0	$0
Christopher Clube
Registered Investment Companies(1)	1	$2,152.9	0	$0
Other Pooled Investment Vehicles	2	$3,926.3	0	$0
Other Accounts	0	$0	0	$0
Christopher M. Dyer, CFA(2)
Registered Investment Companies(1)	7	$6,922.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$4.2	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Aidan M. Farrell
Registered Investment Companies(1)	3	$466.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Kunjal Gala
Registered Investment Companies(1)	1	$2,152.9	0	$0
Other Pooled Investment Vehicles	3	$4,166.0	0	$0
Other Accounts	8	$1,686.8	0	$0
Ian Kirwan
Registered Investment Companies(1)	2	$974.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Allen J. Mayer(3)
Registered Investment Companies(1)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Michael D. McLean, CFA
Registered Investment Companies(1)	8	$743.4	0	$0
Other Pooled Investment Vehicles	1	$36.8	0	$0
Other Accounts	4	$256.1	1	$204.3
J. Griffith Noble, CFA
Registered Investment Companies(1)	8	$743.4	0	$0
Other Pooled Investment Vehicles	1	$36.8	0	$0
Other Accounts	4	$256.1	1	$204.3
Federico Sequeda, CFA(3)
Registered Investment Companies(1)	10	$10,684.9	0	$0
Other Pooled Investment Vehicles	16	$12,834.9	0	$0
Other Accounts	4	$591.1	0	$0
Sahil Tandon, CFA(3)
Registered Investment Companies(1)	5	$1,404.6	0	$0
Other Pooled Investment Vehicles	13	$5,102.5	0	$0
Other Accounts	5	$469.8	0	$0
Steven Vanne, CFA, FRM
Registered Investment Companies(1)	3	$843.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	Includes each Fund as applicable.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(3)	As of February 29, 2024.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2023 and in the Calvert family of funds as of December 31, 2023.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Emerging Markets Advancement Fund
Federico Sequeda, CFA(1)	$10,001 - $50,000	$10,001 - $50,000
Sahil Tandon, CFA(1)	None	None
Steven Vanne, CFA, FRM	None	None
Emerging Markets Equity Fund
Kunjal Gala	None	None
Vivek Bhutoria, CFA	None	None
Christopher Clube	None	None
Global Equity Fund
Christopher M. Dyer, CFA	None	$100,001 - $500,000
Ian Kirwan	None	$50,001 - $100,000
Global Small-Cap Equity Fund
Aidan M. Farrell	$10,001 - $50,000	$100,001 - $500,000
Michael D. McLean, CFA	$1 - $10,000	$100,001 - $500,000
J. Griffith Noble, CFA	$1 - $10,000	$100,001 - $500,000
International Equity Fund
Christopher M. Dyer, CFA	$50,001 - $100,000	$100,001 - $500,000
Ian Kirwan	$50,001 - $100,000	$50,001 - $100,000
International Opportunities Fund
Aidan M. Farrell	$10,001 - $50,000	$100,001 - $500,000
Allen J. Mayer(2)	None	$10,001 - $50,000

(1)        As of February 29, 2024.

(2)       Mr. Mayer became a portfolio manager on February 1, 2024.

April 11, 2024	43571 4.11.24